LOANS, Short-term and Long-term Loans (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Current Loans [Abstract]
2014 Notes	$ 0		$ 1,758,428
2018 Notes Interest	227,114		55,614
Financial Leasing	215,722		148,567
Total Current loans	442,836		1,962,609	[1]
Non Current Loans [Abstract]
2014 Notes	0		3,512,517
2018 Notes Interest	18,714,529		0
Financial Leasing	1,439,687		1,167,494
Total non current loans	20,154,216		4,680,011	[1]
Total	20,597,052	[2]	6,642,620	[2]	$ 7,217,464
Issuance expenses	$ 120,420		$ 12,584

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	Issuance expenses net for Ps. 120,420 and Ps. 12,584 as of December 31, 2018 and 2017, respectively.